Stock Based Compensation Plans: (Details Text) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Stock Based Compensation Plansdetails Text [Abstract]
Maximum number of options available under the plan		8,750
Options available for grant		2,072
Maximum term of options		10 years
Options granted during the period			5,300
Options exercised during the period			2,100
Proceeds to company from option exercises			$ 5.9
Non-cash compensation expense		$ 0.3	$ 4.9
Weighted average fair value of options granted			$ 1.04
Paid to retention unit plan participants	$ 7.7
Amount payable in Event of Change of Control		$ 15.4